UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23215

HARTFORD FUNDS NEXTSHARES TRUST

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, PA 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esq.

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Hartford Global Impact NextShares Fund (the “Fund”) is a series of Hartford Funds NextShares Trust (the “Trust”). The Trust is an open-end registered management investment company comprised of one series as of July 31, 2018.

The Fund operates as a “feeder fund,’’ which means it invests all of its investable assets in the Global Impact Master Portfolio (the “Master Portfolio”). As of July 31, 2018, the Fund owned approximately 16.1% of the Master Portfolio. The Master Portfolio is a series of Hartford Funds Master Fund. The Fund has the same investment objective and limitations as the Master Portfolio in which it invests. The Fund does not buy investment securities directly. The Master Portfolio, on the other hand, invests directly in portfolio securities. Investment in the Master Portfolio is valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which is also valued daily. The Master Portfolio’s Schedule of Investments is included herein.

Valuation of the securities held by the Master Portfolio is discussed in the notes to the Master Portfolio’s Schedule of Investments.

Global Impact Master Portfolio

  Schedule of Investments

  July 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.5%
	Australia - 1.8%
41,140	SEEK Ltd.	$654,381

	Bangladesh - 3.1%
243,511	GrameenPhone Ltd.	1,134,611

	Brazil - 6.8%
17,500	Hapvida Participacoes e Investimentos S.A.*(1)	131,298
247,075	Kroton Educacional S.A.	743,865
232,974	MRV Engenharia e Participacoes S.A.	819,968
30,538	Pagseguro Digital Ltd. Class A*	822,083

		2,517,214

	China - 4.7%
2,612,995	CT Environmental Group Ltd.	326,650
2,363,162	Huaneng Renewables Corp. Ltd. Class H	879,313
30,494	Sunny Optical Technology Group Co., Ltd.	505,792

		1,711,755

	Denmark - 1.8%
10,300	Vestas Wind Systems A/S	664,655

	France - 3.6%
7,164	Kaufman & Broad S.A.	366,164
9,034	Nexity S.A.	555,882
28,101	Suez	397,515

		1,319,561

	Germany - 1.4%
4,680	LEG Immobilien AG	526,387

	Hong Kong - 2.8%
1,216,431	Canvest Environmental Protection Group Co., Ltd.	667,956
264,097	China Water Affairs Group Ltd.	346,663

		1,014,619

	India - 7.8%
31,667	Bharat Financial Inclusion Ltd.*	562,505
52,004	Indiabulls Housing Finance Ltd.	986,534
42,094	Repco Home Finance Ltd.	369,263
38,458	Shriram Transport Finance Co., Ltd.	776,229
247,976	Vakrangee Ltd.	173,876

		2,868,407

	Israel - 1.5%
23,068	Teva Pharmaceutical Industries Ltd.	551,567

	Japan - 1.4%
3,522	Eisai Co., Ltd.	303,217
5,395	Katitas Co., Ltd.	198,408

		501,625

	Kenya - 3.0%
4,012,115	Safaricom plc	1,116,319

	Luxembourg - 2.5%
846	Eurofins Scientific SE	461,138
7,399	Millicom International Cellular S.A.	473,978

		935,116

	Netherlands - 6.1%
19,723	Basic-Fit N.V.*(1)	643,460
12,693	Corbion N.V.	434,593
12,496	Koninklijke Philips N.V.	548,569
22,831	Philips Lighting N.V.(1)	632,198

		2,258,820

	South Africa - 1.2%
47,525	Net 1 UEPS Technologies, Inc.*	443,883

Global Impact Master Portfolio

  Schedule of Investments – (continued)

  July 31, 2018 (Unaudited)

	South Korea - 1.7%
3,095	Samsung SDI Co., Ltd.	$635,880

	Spain - 1.6%
6,795	Acciona S.A.	583,490

	Switzerland - 1.8%
10,105	Landis+Gyr Group AG*(2)	644,856

	United Kingdom - 7.1%
18,176	Genus plc	684,539
11,062	Hikma Pharmaceuticals plc	238,042
125,550	PureCircle Ltd.*	650,923
23,119	Smith & Nephew plc	400,283
98,480	Sophos Group plc(1)	623,733

		2,597,520

	United States - 37.8%
16,305	Advanced Drainage Systems, Inc.	455,725
6,117	Aimmune Therapeutics, Inc.*	176,904
3,949	Alkermes plc*	173,164
2,442	athenahealth, Inc.*	368,034
21,989	Avangrid, Inc.	1,100,769
1,327	Bright Horizons Family Solutions, Inc.*	141,976
11,747	Clean Harbors, Inc.*	668,757
42,614	Covanta Holding Corp.	767,052
5,829	First Solar, Inc.*	305,148
4,262	Global Blood Therapeutics, Inc.*	178,152
49,862	Invitae Corp.*	440,780
13,566	Itron, Inc.*	830,239
23,403	Johnson Controls International plc	877,846
67,057	Laureate Education, Inc. Class A*	993,114
41,488	Nuance Communications, Inc.*	612,778
38,457	Pattern Energy Group, Inc. Class A	714,146
15,429	Rapid7, Inc.*	429,080
19,098	Sprouts Farmers Market, Inc.*	410,416
3,668	Square, Inc. Class A*	237,136
22,881	Stratasys Ltd.*(2)	444,349
3,382	Teladoc, Inc.*(2)	202,413
1,413	Tesla, Inc.*(2)	421,272
1,777	Thermo Fisher Scientific, Inc.	416,760
5,605	Ubiquiti Networks, Inc.*(2)	462,861
3,701	Watts Water Technologies, Inc. Class A	316,621
9,067	Xylem, Inc.	694,169
12,429	Zoetis, Inc.	1,074,860

		13,914,521

	Total Common Stocks (cost $36,618,713)	$36,595,187

	Total Long-Term Investments (cost $36,618,713)	$36,595,187

Short-Term Investments - 4.4%
	Other Investment Pools & Funds - 0.3%
120,098	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(3)	$120,098

	Securities Lending Collateral - 4.1%
75,665	Citibank NA DDCA, 1.91%, 8/1/2018(3)	75,665
777,897	Goldman Sachs Financial Sq, Government Institutional Fund, 1.81%(3)	777,897
311,601	Invesco Government & Agency Portfolio, 1.81%(3)	311,600
160,620	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.82%(3)	160,620
187,517	Western Asset Institutional Government Class A Fund, 1.76%(3)	187,517

		1,513,299

	Total Short-Term Investments (cost $1,633,397)	$1,633,397

Global Impact Master Portfolio

  Schedule of Investments – (continued)

  July 31, 2018 (Unaudited)

Total Investments (cost $38,252,110)	103.9%		$38,228,584
Other Assets and Liabilities	(3.9)%		(1,447,761)

Total Net Assets		100.0%	$36,780,823

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At July 31, 2018, the aggregate value of these securities was $2,030,689, which represented 5.5% of total net assets.

(2)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(3)	Current yield as of period end.

Foreign Currency Contracts Outstanding at July 31, 2018

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
22,130,000	INR	321,284	USD	BOA	10/23/18	$—	$(1,866)
47,620,000	INR	698,343	USD	SCB	10/23/18	—	(11,010)
729,279	USD	2,710,000	BRL	SCB	09/05/18	10,308	—
1,043,849	USD	69,750,000	INR	SCB	10/23/18	37,099	—
Total						$47,407	$(12,876)

†	For information regarding the Master Portfolio’s significant accounting policies, please refer to the Master Portfolio’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
SCB	Standard Chartered Bank

Currency Abbreviations:
BRL	Brazilian Real
INR	Indian Rupee
USD	United States Dollar

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account

Global Impact Master Portfolio

  Schedule of Investments – (continued)

  July 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Master Portfolio’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$654,381	$—	$654,381	$—
Bangladesh	1,134,611	1,134,611	—	—
Brazil	2,517,214	2,517,214	—	—
China	1,711,755	—	1,711,755	—
Denmark	664,655	—	664,655	—
France	1,319,561	—	1,319,561	—
Germany	526,387	—	526,387	—
Hong Kong	1,014,619	667,956	346,663	—
India	2,868,407	—	2,868,407	—
Israel	551,567	—	551,567	—
Japan	501,625	—	501,625	—
Kenya	1,116,319	—	1,116,319	—
Luxembourg	935,116	—	935,116	—
Netherlands	2,258,820	643,460	1,615,360	—
South Africa	443,883	443,883	—	—
South Korea	635,880	—	635,880	—
Spain	583,490	—	583,490	—
Switzerland	644,856	—	644,856	—
United Kingdom	2,597,520	650,923	1,946,597	—
United States	13,914,521	13,914,521	—	—
Short-Term Investments	1,633,397	1,633,397	—	—
Foreign Currency Contracts(2)	47,407	—	47,407	—

Total	$38,275,991	$21,605,965	$16,670,026	$—

Liabilities
Foreign Currency Contracts(2)	$(12,876)	$—	$(12,876)	$—

Total	$(12,876)	$—	$(12,876)	$—

(1) For the period ended July 31, 2018, investments valued at $1,769,042 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; there were no transfers from Level 2 to Level 1 and there were no transfers in or out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Funds Master Fund (the “Trust”)

Notes to the Schedule of Investments

1.	Investment Valuation and Fair Value Measurements:

All investments are valued as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”), although the Global Impact Master Portfolio (“Master Portfolio”) may deviate from this calculation time under unusual or unexpected circumstances. Portfolio securities and other assets held in the Master Portfolio’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Master Portfolio will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust. Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Master Portfolio’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees of the Trust in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Master Portfolio. The value of the foreign securities or other instruments in which the Master Portfolio invests may change on days when a shareholder will not be able to purchase or redeem shares of the Master Portfolio. Fair value pricing is subjective in nature and the use of fair value pricing by the Master Portfolio may cause net asset value (NAV) of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Master Portfolio could obtain the fair value assigned to an investment if the Master Portfolio were to sell the investment at approximately the time at which the Master Portfolio determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interest), non-exchange traded derivatives and centrally cleared swaps held by the Master Portfolio are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Trust’s Board of Trustees. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, the Master Portfolio may use fair valuation in regard to fixed income positions when the Master Portfolio holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of options privately negotiated in the over-the-counter market (“OTC options”) and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Master Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Master Portfolio.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund as determined as of the NYSE Close on the Valuation Date. Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Trust’s Board of Trustees.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Master Portfolio’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees has approved procedures that govern the valuation of portfolio investments, including in circumstances where market quotes are not readily available. The Board of Trustees has delegated the day-to-day responsibility for implementing these procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Master Portfolio’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees of the Trust.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Master Portfolio’s Schedule of Investments.

For information regarding the Master Portfolio’s other significant accounting policies, please refer to the Master Portfolio’s most recent Shareholder Report.

2. Securities Lending:

The Master Portfolio may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets. If the Master Portfolio security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Master Portfolio by the Master Portfolio’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The Master Portfolio is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Master Portfolio’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Master Portfolio.

At July 31, 2018, the Master Portfolio had securities on loan at value, cash collateral and non-cash collateral as follows:

Market Value of Securities on Loan	Cash Collateral	Non - Cash Collateral(1)
$ 1,586,741	$ 1,513,299	$ 119,297(2)

(1)	These securities are held for the benefit of the Master Portfolio at the Master Portfolio’s custodian. The Master Portfolio cannot repledge or resell this collateral.

(2)	U.S. Government securities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2018.

Master Portfolio

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,513,299	$ —	$ —	$ —	$1,513,299
Total Borrowings	$1,513,299	$ —	$ —	$ —	$1,513,299
Gross amount of recognized liabilities for securities lending transactions					$1,513,299

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD FUNDS NEXTSHARES TRUST

Date: October 1, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 1, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: October 1, 2018	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)